Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	€ 22,715	€ 14,700
Property, plant and equipment at end of period	30,610	22,715
Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	28,863	17,377
Additions	12,826	11,466
Disposals	(1)	(80)
Transfer to intangible assets	(11)
Indexation impact	(26)	100
Foreign exchange	10
Property, plant and equipment at end of period	41,661	28,863
Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(6,148)	(2,677)
Disposals		22
Foreign exchange	2
Depreciation	4,901	3,493
Property, plant and equipment at end of period	(11,051)	(6,148)
Rights to land and buildings including leasehold improvements
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	12,717	9,102
Property, plant and equipment at end of period	14,465	12,717
Rights to land and buildings including leasehold improvements | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	15,774	10,272
Additions	3,444	4,795
Transfers	711	607
Indexation impact	(26)	100
Property, plant and equipment at end of period	19,903	15,774
Rights to land and buildings including leasehold improvements | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(3,057)	(1,170)
Depreciation	2,381	1,887
Property, plant and equipment at end of period	(5,438)	(3,057)
Vehicles
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	120	103
Property, plant and equipment at end of period	84	120
Vehicles | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	160	109
Additions	6	51
Property, plant and equipment at end of period	166	160
Vehicles | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(40)	(6)
Depreciation	42	34
Property, plant and equipment at end of period	(82)	(40)
Technical equipment and machinery
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	5,555	2,390
Property, plant and equipment at end of period	9,069	5,555
Technical equipment and machinery | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	6,195	2,626
Additions	2,532	1,268
Disposals		(37)
Transfers	2,009	2,338
Foreign exchange	2
Property, plant and equipment at end of period	10,738	6,195
Technical equipment and machinery | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(640)	(236)
Disposals		4
Transfers	1
Depreciation	1,028	408
Property, plant and equipment at end of period	(1,669)	(640)
Office and other equipment
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	3,179	2,471
Property, plant and equipment at end of period	4,381	3,179
Office and other equipment | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	5,590	3,736
Additions	2,644	1,873
Disposals	(1)	(43)
Transfers	2	24
Foreign exchange	8
Property, plant and equipment at end of period	8,243	5,590
Office and other equipment | Accumulated amortization/write downs and depreciation
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(2,411)	(1,265)
Disposals		18
Transfers	(1)
Foreign exchange	2
Depreciation	1,450	1,164
Property, plant and equipment at end of period	(3,862)	(2,411)
Assets under construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,144	634
Property, plant and equipment at end of period	2,611	1,144
Assets under construction | Costs of acquisition or construction
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,144	634
Additions	4,200	3,479
Transfers	(2,722)	(2,969)
Transfer to intangible assets	(11)
Property, plant and equipment at end of period	2,611	1,144
Right-of-use assets
Reconciliation of changes in property, plant and equipment
Property, plant and equipment under security pledges	€ 11,525	€ 10,941